Statutory Information - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2017
Statutory Information
Dividend declared and paid	$ 3,753,000	$ 8,075,000	$ 3,890,000
New York Department of Commerce
Statutory Information
Ordinary dividends declared and paid	3,753,000
Extraordinary dividends declared and paid	0	4,000,000	0
Dividend declared and paid		$ 4,075,000	$ 3,890,000
TAC of the Company subject to RBC Requirements	67,644,000
Corresponding Authorized Control	$ 1,920,000
Maximum | New York Department of Commerce
Statutory Information
RBC Ratio under Authorized Control Level (as a percent)	100.00%
RBC Ratio under Company Action Level (as a percent)	200.00%
Maximum | Forecast | New York Department of Commerce
Statutory Information
Maximum dividend payable under state regulatory requirements				$ 19,634,000
Minimum | New York Department of Commerce
Statutory Information
RBC Ratio under Company Action Level (as a percent)	100.00%